Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Disclosure [Abstract]
2025	¥ 880,885
2026	728,921
2027	765,745
2028	775,531
2029	750,758
Thereafter	1,724,536
Total	¥ 5,626,376	¥ 5,209,723